FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2003
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              October 30, 2003
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     6670   389125 SH       SOLE                   389125
Affiliated Managers Grp        COM              008252108     4562    72650 SH       SOLE                    72650
America Service Group          COM              02364L109     6994   333036 SH       SOLE                   333036
Andrew Corp.                   COM              034425108     6268   518907 SH       SOLE                   518907
Atlantis Plastics Inc.         COM              049156102     2696   376500 SH       SOLE                   376500
Caraustar Industries Inc.      COM              140909102     5089   590425 SH       SOLE                   590425
Cascade Corp.                  COM              147195101     6750   306125 SH       SOLE                   306125
Columbia Sportswear            COM              198516106     6058   114850 SH       SOLE                   114850
Flowserve Corp.                COM              34354P105     5848   288075 SH       SOLE                   288075
Gainsco Inc.                   COM              363127101      237  1076650 SH       SOLE                  1076650
IDEX Corp.                     COM              45167R104     3365    92350 SH       SOLE                    92350
Lubrizol Corp.                 COM              549271104     5588   172200 SH       SOLE                   172200
Newfield Exploration           COM              651290108     6359   164875 SH       SOLE                   164875
Newport Corp.                  COM              651824104     6047   428850 SH       SOLE                   428850
OGE Energy Corp.               COM              670837103     5567   246425 SH       SOLE                   246425
Pier 1 Imports Inc.            COM              720279108     5989   311300 SH       SOLE                   311300
Polaris Industries Inc.        COM              731068102     5806    78300 SH       SOLE                    78300
Quanex Corp.                   COM              747620102     5325   158475 SH       SOLE                   158475
Smithfield Foods Inc.          COM              832248108     5827   303500 SH       SOLE                   303500
Sport-Haley Inc.               COM              848925103     1080   259500 SH       SOLE                   259500
Tractor Supply Co.             COM              892356106     5879   179170 SH       SOLE                   179170
Trinity Industries Inc.        COM              896522109     5759   222800 SH       SOLE                   222800
URS Corporation                COM              903236107     6421   331000 SH       SOLE                   331000
Washington Federal Inc.        COM              938824109     5898   234035 SH       SOLE                   234035
Andrew Corp Pfd. A Conv.       PFD              034425207      430     3000 SH       SOLE                     3000